Investment Securities (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Amortized Cost and Fair Value of Investment Securities

The amortized cost and fair value of investment securities are as follows:

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
June 30, 2014
Available for sale:
U.S. government sponsored and federal agency obligations	$3,303	$25	$—	$3,328
Corporate stock and bonds	1	5	—	6
Non-agency CMOs(1)	5,968	12	(124)	5,856
GSA mortgage-backed securities(1)	83,879	476	(224)	84,131
GNMA mortgage-backed securities(1)	203,989	1,152	(3,172)	201,969

	$297,140	$1,670	$(3,520)	$295,290

December 31, 2013
Available for sale:
U.S. government sponsored and federal agency obligations	$3,359	$17	$—	$3,376
Corporate stock and bonds	88	267	—	355
Non-agency CMOs(1)	6,452	9	(253)	6,208
GSA mortgage-backed securities(1)	50,721	160	(723)	50,158
GNMA mortgage-backed securities(1)	223,874	1,056	(7,155)	217,775

	$284,494	$1,509	$(8,131)	$277,872

(1)	CMOs (collateralized mortgage obligations), GSAs (government sponsored agencies) and GNMA (Ginnie Mae) mortgage-backed securities are primarily collateralized by residential mortgages.

The amortized cost and fair value of investment securities are as follows:

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
December 31, 2013
Available for sale:
U.S. government sponsored and federal agency obligations	$3,359	$17	$—	$3,376
Corporate stock and bonds	88	267	—	355
Non-agency CMOs (1)	6,452	9	(253)	6,208
Government sponsored agency mortgage-backed securities (1)(2)	50,721	160	(723)	50,158
GNMA mortgage-backed securities (1)\(2)	223,874	1,056	(7,155)	217,775

	$284,494	$1,509	$(8,131)	$277,872

March 31, 2013
Available for sale:
U.S. government sponsored and federal agency obligations	$3,444	$60	$—	$3,504
Corporate stock and bonds	152	112	—	264
Non-agency CMOs (1)	7,885	15	(351)	7,549
Government sponsored agency mortgage-backed securities (1)(2)	2,975	209	—	3,184
GNMA mortgage-backed securities (1)\(2)	248,752	3,907	(373)	252,286

	$263,208	$4,303	$(724)	$266,787

(1)	Primarily collateralized by residential mortgages.
(2)	Includes mortgage-backed securities and CMOs.

Fair Value and Gross Unrealized Losses

	Unrealized Loss Position
	Less than 12 months		12 months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
June 30, 2014
Non-agency CMOs	$—	$—	$4,525	$(124)	$4,525	$(124)
Government sponsored agency mortgage-backed securities(1)	21,227	(70)	9,006	(154)	30,233	(224)
GNMA mortgage-backed securities	27,250	(39)	106,696	(3,133)	133,946	(3,172)

	$48,477	$(109)	$120,227	$(3,411)	$168,704	$(3,520)

December 31, 2013
Non-agency CMOs	$1,219	$(7)	$4,776	$(246)	$5,995	$(253)
Government sponsored agency mortgage-backed securities(1)	47,480	(723)	—	—	47,480	(723)
GNMA mortgage-backed securities	140,824	(5,143)	25,449	(2,012)	166,273	(7,155)

	$189,523	$(5,873)	$30,225	$(2,258)	$219,748	$(8,131)

(1)	Includes mortgage-backed securities and CMOs.

The table below presents the fair value and gross unrealized losses of securities in a loss position, aggregated by investment category and length of time that individual holdings have been in a continuous unrealized loss position at December 31, 2013 and March 31, 2013.

	Unrealized Loss Position
	Less than 12 months		12 months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
December 31, 2013
Non-agency CMOs	$1,219	$(7)	$4,776	$(246)	$5,995	$(253)
Government sponsored agency mortgage-backed securities (1)	47,480	(723)	—	—	47,480	(723)
GNMA mortgage-backed securities	140,824	(5,143)	25,449	(2,012)	166,273	(7,155)

	$189,523	$(5,873)	$30,225	$(2,258)	$219,748	$(8,131)

March 31, 2013
Non-agency CMOs	$—	$—	$6,674	$(351)	$6,674	$(351)
GNMA mortgage-backed securities	82,822	(373)	—	—	82,822	(373)

	$82,822	$(373)	$6,674	$(351)	$89,496	$(724)

(1)	Includes mortgage-backed securities and CMOs.

Roll Forward of Other-Than-Temporary Impairment Related to Credit Losses

The following table is a roll forward of the amount of other-than-temporary impairment related to credit losses that have been recognized in earnings for which a portion of impairment was deemed temporary and recognized in other comprehensive loss for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)

Beginning balance of unrealized OTTI related to credit losses	$759	$1,002	$801	$1,778
Additional unrealized OTTI related to credit losses for which OTTI was previously recognized	12	—	33	83
Debit related OTTI previously recognized for OTTI recovery during the period	2	3	3	3
Credit related OTTI previously recognized for securities sold during the period	—	—	—	(686)
Decrease for realized amount of credit losses for which unrealized credit related OTTI was previously recognized	(51)	(71)	(115)	(244)

Ending balance of unrealized OTTI related to credit losses	$722	$934	$722	$934

The following table is a roll forward of the amount of other-than-temporary impairment related to credit losses that have been recognized in earnings for which a portion of impairment was deemed temporary and recognized in other comprehensive income for the periods presented:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Beginning balance of unrealized OTTI related to credit losses	$1,002	$2,391	$2,391	$2,197
Additional unrealized OTTI related to credit losses for which OTTI was previously recognized	23	329	412	558
Debit related OTTI previously recognized for OTTI recovery during the period	5	—	—	—
Credit related OTTI previously recognized for securities sold during the period	—	(389)	(1,075)	—
Credit related OTTI previously recognized for securities paid-off during the period	—	(4)	(4)	0
Decrease for realized amount of credit losses for which unrealized credit related OTTI was previously recognized	(229)	(549)	(722)	(364)

Ending balance of unrealized OTTI related to credit losses	$801	$1,778	$1,002	$2,391

Other-Than-Temporary Impairment Losses Recognized in Earnings by Year of Vintage

On a cumulative basis, other-than-temporary impairment losses recognized in earnings by year of vintage were as follows:

Year of Vintage	June 30, 2014
(In thousands)
Prior to 2005	$7
2005	220
2007	495

$722

On a cumulative basis, other-than-temporary impairment losses recognized in earnings by year of vintage were as follows:

Year of Vintage	December 31, 2013
(In thousands)
Prior to 2005	$7
2005	258
2006	—
2007	536

$801

Sales of Investment Securities Available for Sale

The cost of investment securities sold is determined using the specific identification method. Sales of investment securities available for sale are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)
Proceeds from sales	$—	$—	$388	$6,420

Gross gains	$—	$—	$301	$1
Gross losses	—	—	—	(201)

Net gain/(loss) on sales	$—	$—	$301	$(200)

The cost of investment securities sold is determined using the specific identification method. Sales of investment securities available for sale are summarized below:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Proceeds from sales & calls (1)	$356	$6,359	$12,780	$338,224

Gross gains	$292	$90	$91	$6,618
Gross losses	—	(137)	(338)	(39)

Net gain/(loss) on sales & calls (1)	$292	$(47)	$(247)	$6,579

(1)	Includes proceeds of $517,000 received during the fiscal year ended March 31, 2013 by the issuers of investment securities exercising the right to call the securities. This resulted in a gain of $18,000.

Fair Value of Investment Securities Available for Sale by Contractual Maturity

The fair values of investment securities by contractual maturity at June 30, 2014 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations with or without call or prepayment penalties.

	Within 1 Year	After 1 Year through 5 Years	After 5 Years through 10 Years	Over Ten Years	Total
	(In thousands)
U.S. government sponsored and federal agency obligations	$—	$3,328	$—	$—	$3,328
Corporate stock and bonds	—	—	—	6	6
Non-agency CMOs	—	—	2	5,854	5,856
Government sponsored agency mortgage-backed securities(1)	—	164	13,263	70,704	84,131
GNMA mortgage-backed securities	—	233	—	201,736	201,969

Total	$—	$3,725	$13,265	$278,300	$295,290

(1)	Includes mortgage-backed securities and CMOs.

The fair values of investment securities by contractual maturity at December 31, 2013 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations with or without call or prepayment penalties.

	Within 1 Year	After 1 Year through 5 Years	After 5 Years through 10 Years	Over Ten Years	Total
	(In thousands)
U.S. government sponsored and federal agency obligations	$—	$3,376	$—	$—	$3,376
Corporate stock and bonds	—	—	—	355	355
Non-agency CMOs	—	—	—	6,208	6,208
Government sponsored agency mortgage-backed securities (1)	—	191	4,938	45,029	50,158
GNMA mortgage-backed securities	—	270	—	217,505	217,775

Total	$—	$3,837	$4,938	$269,097	$277,872

(1)	Includes mortgage-backed securities and CMOs.